OTHER FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative instruments, gain (loss) [Line Items]
Interest expense	$ (114,583)	$ (89,971)	$ (89,489)
Finance expense	114,583	89,971	89,489
Interest income	19,408	14,129	7,981
Finance income	19,408	14,129	7,981
Net foreign exchange (loss) gain	(65,479)	20,334	(5,181)
Change in fair value of financial assets	(1,057)	7,663	(8,143)
Others	(7,511)	(1,654)	(2,540)
Other financial income (expenses), net	(69,915)	37,957	(17,922)
Foreign exchange contract
Derivative instruments, gain (loss) [Line Items]
Derivative contract results	$ 4,132	$ 11,614	$ (2,058)